Commitments (Detail Textuals 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 15, 2014	Mar. 30, 2012	Apr. 24, 2014
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Subscription price				$ 1.40
Rights
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total number of common stock subscribed under right offering					3,181,837
Subscription price					$ 1.25
Employment Agreements | President and Chief Executive Officer
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Annual base salary	$ 125,000	$ 125,000	$ 125,000
Accrued officer's compensation	279,214	398,154	273,154			187,691
Total amount payable to officer			403,413
Accrued but unpaid officer's compensation			155,921
Principal and interest amount of promissory notes owed by company to officer			247,492
Employment Agreements | President and Chief Executive Officer | Rights
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of rights issued to officer			322,730
Total number of common stock subscribed under right offering			322,730
Subscription price			$ 1.25
Employment Agreements | Vice-President and Secretary
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Annual base salary	100,000	100,000	100,000
Accrued officer's compensation	186,575	163,575	145,658
Total amount payable to officer			63,088
Accrued but unpaid officer's compensation			11,591
Principal and interest amount of promissory notes owed by company to officer			51,497
Employment Agreements | Vice-President and Secretary | Rights
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of rights issued to officer			50,470
Total number of common stock subscribed under right offering			50,470
Subscription price			$ 1.25
Employment Agreements | Controller and Principal Accounting Officer
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Annual base salary	80,000	80,000	80,000
Accrued officer's compensation	175,883	165,833	102,550
Accrued but unpaid officer's compensation			$ 31,250
Employment Agreements | Controller and Principal Accounting Officer | Rights
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of rights issued to officer			25,000
Total number of common stock subscribed under right offering			25,000
Subscription price			$ 1.25